DESCRIPTION OF BUSINESS AND ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

The accompanying unaudited consolidated condensed financial statements have been prepared by GrowLife, Inc. (“us,” “we,” or “our”) in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial reporting and rules and regulations of the Securities and Exchange Commission. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. In the opinion of our management, all adjustments, consisting of only normal recurring accruals, necessary for a fair presentation of the financial position, results of operations, and cash flows for the fiscal periods presented have been included.

These financial statements should be read in conjunction with the audited financial statements and related notes included in our Annual Report filed on Form 10-K for the year ended December 31, 2018. The results of operations for the six months ended June 30, 2019 are not necessarily indicative of the results expected for the full fiscal year, or for any other fiscal period.

GrowLife, Inc. (“GrowLife” or the “Company”) is incorporated under the laws of the State of Delaware and is headquartered in Kirkland, Washington. The Company was founded in 2012 with the Closing of the Agreement and Plan of Merger with SGT Merger Corporation.

The Company’s goal of becoming the nation’s largest cultivation facility service provider for the production of organics, herbs and greens and plant-based medicines has not changed. The Company’s mission is to best serve more cultivators in the design, build-out, expansion and maintenance of their facilities with products of high quality, exceptional value and competitive price. Through a nationwide network of knowledgeable representatives, regional centers and its e-commerce website, GrowLife provides essential and hard-to-find goods including media (i.e., farming soil), industry-leading hydroponics equipment, organic plant nutrients, and thousands more products to specialty grow operations across the United States.

The Company primarily sells through its wholly owned subsidiary, GrowLife Hydroponics, Inc. GrowLife companies distribute and sell over 15,000 products through its e-commerce distribution channel, GrowLifeEco.com, and through our regional retail storefronts. GrowLife and its business units are organized and directed to operate strictly in accordance with all applicable state and federal laws.

On June 7, 2013, GrowLife Hydroponics completed the purchase of Rocky Mountain Hydroponics, LLC, a Colorado limited liability company (“RMC”), and Evergreen Garden Center, LLC, a Maine limited liability company (“EGC”). The effective date of the purchase was June 7, 2013.

On October 3, 2017, the Company closed the acquisition of 51% of the Purchased Assets from David Reichwein, a Pennsylvania resident, GIP International Ltd, a Hong Kong corporation and DPR International LLC, a Pennsylvania limited liability corporation. The Purchased Assets include intellectual property, copy rights and trademarks related to reflective tiles and flooring.

The Company did not acquire business, customer lists or employees.

The Company acquired its 51% interest in the Purchased Assets for $400,000. The Company funded equipment and rent of an office lease. On February 16, 2018, the Company purchased the remaining 49% of the Purchased Assets in exchange for a one-time payment of $250,000. As of December 31, 2018, the Company had recorded investment in purchased assets of $552,689.

On August 17, 2018, the Company entered into an Asset Purchase Agreement with Go Green Hydroponics, Inc., a California corporation and TCA – Go Green SPV, LLC, a Florida limited liability pursuant to which the Company acquired the intellectual property and assumed the lease for the property located at 15721 Ventura Blvd., Encino, CA 91436. The Company intends to operate a retail store, sale over the internet and sell on a direct basis at this location.

Concurrently, the Company and Seller entered into a Security Agreement for securing the assets of Company as collateral for the obligations of Company as set forth in the Security Agreement. In consideration for the sale and assignment of the Purchased Assets, the Company agreed to pay the Seller: (i) the proceeds generated from the sale of the closing inventory until all closing inventory has been sold, and (ii) to pay the Seller 5% of all gross revenue of Company earned or in any way related to the Purchased Assets generated between October 1, 2018 and December 31, 2019, up to a maximum of $200,000.

On October 15, 2018, the Company closed the Purchase and Sale Agreement with EZ-CLONE Enterprises, Inc., a California corporation. EZ-CLONE is the manufacturer of multiple award-winning products specifically designed for the commercial cloning and propagation stage of indoor plant cultivation including cannabis, food, and other hydroponic farming. The Company acquired 51% of EZ-CLONE for $2,040,000, payable as follows: (i) a cash payment of $645,000; and (ii) the issuance of 107,307,692 restricted shares of the Company’s common stock at a price of $0.013 per share or $1,395,000.

The Company has the obligation to acquire the remaining 49% of EZ-CLONE within one year for $1,960,000, payable as follows: (i) a cash payment of $855,000; and (ii) the issuance of 85,000,000 shares of the Company’s common stock at a price of $0.013 per share or $1,105,000.

On October 17, 2017, the Company was informed by Alpine Securities Corporation (“Alpine”) that Alpine has demonstrated compliance with the Financial Industry Regulatory Authority (“FINRA”) Rule 6432 and Rule 15c2-11 under the Securities Exchange Act of 1934. We filed an amended application with the OTC Markets to list the Company’s common stock on the OTCQB and begin to trade on this market as of March 20, 2018. As of March 4, 2019, the Company began to trade on the Pink Sheet stocks system. The Company’s bid price had closed below $0.01 for more than 30 consecutive calendar days.

GrowLife, Inc. (“GrowLife” or the “Company”) is incorporated under the laws of the State of Delaware and is headquartered in Kirkland, Washington. The Company was founded in 2012 with the Closing of the Agreement and Plan of Merger with SGT Merger Corporation.

The Company’s goal of becoming the nation’s largest cultivation facility service provider for the production of organics, herbs and greens and plant-based medicines has not changed. The Company’s mission is to best serve more cultivators in the design, build-out, expansion and maintenance of their facilities with products of high quality, exceptional value and competitive price. Through a nationwide network of knowledgeable representatives, regional centers and its e-commerce website, GrowLife provides essential and hard-to-find goods including media (i.e., farming soil), industry-leading hydroponics equipment, organic plant nutrients, and thousands more products to specialty grow operations across the United States.

The Company primarily sells through its wholly owned subsidiary, GrowLife Hydroponics, Inc. GrowLife companies distribute and sell over 15,000 products through its e-commerce distribution channel, GrowLifeEco.com, and through our regional retail storefronts. GrowLife and its business units are organized and directed to operate strictly in accordance with all applicable state and federal laws.

On June 7, 2013, GrowLife Hydroponics completed the purchase of Rocky Mountain Hydroponics, LLC, a Colorado limited liability company (“RMC”), and Evergreen Garden Center, LLC, a Maine limited liability company (“EGC”). The effective date of the purchase was June 7, 2013.

On October 3, 2017, the Company closed the acquisition of 51% of the Purchased Assets from David Reichwein, a Pennsylvania resident, GIP International Ltd, a Hong Kong corporation and DPR International LLC, a Pennsylvania limited liability corporation. The Purchased Assets include intellectual property, copy rights and trademarks related to reflective tiles and flooring.

The Company did not acquire business, customer list or employees.

The Company acquired its 51% interest in the Purchased Assets for $400,000. The Company funded equipment and rent of an office lease. On February 16, 2018, the Company purchased the remaining 49% of the Purchased Assets in exchange for a one-time payment of $250,000. As December 31, 2018, the Company had recorded investment in purchased assets of $552,689.

On August 17, 2018, the Company entered into an Asset Purchase Agreement with Go Green Hydroponics, Inc., a California corporation and TCA – Go Green SPV, LLC, a Florida limited liability pursuant to which the Company acquired the intellectual property and assumed the lease for the property located at 15721 Ventura Blvd., Encino, CA 91436. The Company intends to operate a retail store, sale over the internet and sell on a direct basis at this location.

Concurrently, the Company and Seller entered into a Security Agreement for securing the assets of Company as collateral for the obligations of Company as set forth in the Security Agreement. In consideration for the sale and assignment of the Purchased Assets, the Company agreed to pay the Seller: (i) the proceeds generated from the sale of the closing inventory until all closing inventory has been sold, and (ii) to pay the Seller 5% of all gross revenue of Company earned or in any way related to the Purchased Assets generated between October 1, 2018 and December 31, 2019, up to a maximum of $200,000.

On October 15, 2018, the Company closed the Purchase and Sale Agreement with EZ-Clone Enterprises, Inc., a California corporation. EZ-Clone is the manufacturer of multiple award-winning products specifically designed for the commercial cloning and propagation stage of indoor plant cultivation including cannabis, food, and other hydroponic farming. The Company acquired 51% of EZ-Clone for $2,040,000, payable as follows: (i) a cash payment of $645,000; and (ii) the issuance of 107,307,692 restricted shares of the Company’s common stock at a price of $0.013 per share or $1,395,000.

The Company has the obligation to acquire the remaining 49% of EZ-Clone within one year for $1,960,000, payable as follows: (i) a cash payment of $855,000; and (ii) the issuance of 85,000,000 shares of the Company’s common stock at a price of $0.013 per share or $1,105,000.

On October 17, 2017, the Company were informed by Alpine Securities Corporation (“Alpine”) that Alpine has demonstrated compliance with the Financial Industry Regulatory Authority (“FINRA”) Rule 6432 and Rule 15c2-11 under the Securities Exchange Act of 1934. We filed an amended application with the OTC Markets to list the Company’s common stock on the OTCQB and begin to trade on this market as of March 20, 2018. As of March 4, 2019, the Company began to trade on the Pink Sheet stocks system. The Company’s bid price had closed below $0.01 for more than 30 consecutive calendar days.